AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 95.8%			Bank Mandiri Persero Tbk PT (Indonesia)	2,593,270	$1,417,988
Communication Services - 7.5%			China Merchants Bank Co., Ltd., Class H (China)	501,050	2,415,843
Baidu, Inc., Sponsored ADR (China) *	6,047	$747,167	Credicorp, Ltd. (Peru)	4,619	954,193
iQIYI, Inc. , ADR (China) *,1	110,628	2,460,367	Grupo Financiero Banorte, S.A.B de CV (Mexico)	462,590	2,850,870
MultiChoice Group (South Africa) *	92,798	660,162	HDFC Bank, Ltd., ADR (India)	100,401	5,750,969
Tencent Holdings, Ltd. (China)	63,190	3,013,544	Kotak Mahindra (India)	178,381	4,220,288
Tencent Music Entertainment Group, ADR			Ping An Insurance Group Co. of China, Ltd.,
(China) *,1	307,275	3,899,320	Class H (China)	583,250	6,595,309
The Walt Disney Co. (United States)	3,856	533,323	Sberbank of Russia PJSC, Sponsored ADR
Total Communication Services		11,313,883	(Russia)	389,181	6,207,837
Consumer Discretionary - 36.5%			Total Financials		36,032,662
Alibaba Group Holding, Ltd., Sponsored ADR			Health Care - 7.5%
(China)*	51,931	10,728,425	China Resources Sanjiu Medical &
Booking Holdings, Inc. (United States) *	711	1,301,521	Pharmaceutical Co., Ltd., Class A (China)	771,740	3,969,697
Eicher Motors, Ltd. (India)	6,905	1,956,735	CSPC Pharmaceutical Group, Ltd. (China)	298,000	653,652
Hermes International (France)	712	531,671	Jiangsu Hengrui Medicine Co., Ltd., Class A
			(China)	82,170	1,022,469
Huazhu Group Ltd., ADR (China) [1]	71,151	2,454,710
			Meinian Onehealth Healthcare Holdings Co., Ltd.,
Jubilant Foodworks, Ltd. (India)	104,845	2,771,079	Class A (China)	292,120	589,970
Luckin Coffee, Inc. , ADR (China)*,1	9,400	305,406	Novo Nordisk A/S, Class B (Denmark)	16,819	1,023,801
LVMH Moet Hennessy Louis Vuitton SE (France)	4,575	1,992,292	Ping An Healthcare and Technology Co., Ltd.
MakeMyTrip, Ltd. (India) *	126,639	2,912,697	(China)*,2	473,050	4,022,459
Maruti Suzuki India, Ltd. (India)	27,428	2,648,733	Total Health Care		11,282,048
Moncler SpA (Italy)	46,182	1,987,786	Industrials - 1.7%
New Oriental Education & Technology Group, Inc. ,			FANUC Corp. (Japan)	11,780	2,145,491
Sponsored ADR (China) *	8,920	1,084,226	Havells India, Ltd. (India)	54,196	457,340
NIKE, Inc., Class B (United States)	9,106	876,908	Total Industrials		2,602,831
Sands China, Ltd. (Macau)	1,639,200	7,904,726	Information Technology - 10.6%
Starbucks Corp. (United States)	5,851	496,340	Infineon Technologies AG (Germany)	423,405	9,096,017
TAL Education Group, ADR (China) *	44,520	2,221,548	Mastercard, Inc., Class A (United States)	2,481	783,847
Titan Co., Ltd. (India)	95,855	1,587,777	QUALCOMM, Inc. (United States)	69,796	5,954,297
Trip.com Group, Ltd., ADR (China) *	174,395	5,603,311	Total Information Technology		15,834,161
Yum China Holdings, Inc. (China)	127,489	5,490,951	Materials - 3.2%
Total Consumer Discretionary		54,856,842	Asian Paints, Ltd. (India)	77,309	1,942,667
Consumer Staples - 4.8%			Chr Hansen Holding A/S (Denmark)	22,324	1,661,415
The Estee Lauder Cos., Inc. , Class A			Novozymes A/S (Denmark)	22,845	1,191,111
(United States)	2,290	446,916	Total Materials		4,795,193
Kweichow Moutai Co., Ltd., Class A (China)	3,593	528,219	Total Common Stocks
LG Household & Health Care, Ltd. (South Korea)	3,150	3,294,653	(Cost $129,003,382)		143,832,005
Unilever NV (United Kingdom)	11,089	647,069
Wal-Mart de Mexico, SAB de CV (Mexico)	516,710	1,511,942
Wuliangye Yibin Co., Ltd., Class A (China)	39,203	685,586
Total Consumer Staples		7,114,385
Financials - 24.0%
AIA Group, Ltd. (Hong Kong)	567,100	5,619,365

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value

Short-Term Investments - 7.2%			Dreyfus Institutional Preferred Government
Joint Repurchase Agreements - 1.3%[3]			Money Market Fund, Institutional Shares,
			1.52% [4]	2,922,258	$2,922,258
Citigroup Global Markets, Inc., dated 01/31/20,
due 02/03/20, 1.590% total to be received			JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.52% [4]	3,010,812	3,010,812
$1,000,133 (collateralized by various
U. S. Government Agency Obligations and			Total Other Investment Companies		8,855,329
U. S. Treasuries, 1.560% - 9.000%, 02/15/20 -			Total Short-Term Investments
02/01/50, totaling $1,020,000)	$1,000,000	$1,000,000	(Cost $10,794,841)		10,794,841
Deutsche Bank Securities, Inc. , dated 01/31/20,			Total Investments - 103.0%
due 02/03/20, 1.590% total to be received			(Cost $139,798,223)		154,626,846
$939,636 (collateralized by various
U. S. Government Agency Obligations and			Other Assets, less Liabilities - (3.0)%		(4,454,698)
U. S. Treasuries, 0.000% - 6.000%, 04/15/20 -			Net Assets - 100.0%		$150,172,148
02/01/50, totaling $958,302)	939,512	939,512
Total Joint Repurchase Agreements		1,939,512

	Shares
Other Investment Companies - 5.9%
Dreyfus Government Cash Management Fund,
Institutional Shares, 1.49% [4]	2,922,259	2,922,259

* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $7,529,641 or 5.0% of net assets, were out on			repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury			[4] Yield shown represents the January 31, 2020, seven day average yield, which refers to
Obligations. See below for more information.			the sum of the previous seven days' dividends paid, expressed as an annual
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This			percentage.
security may be resold in transactions exempt from registration, normally to qualified			ADR American Depositary Receipt
buyers. At January 31, 2020, the value of these securities amounted to $4,022,459 or
2.7% of net assets.

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$33,476,043	$21,380,799	—	$54,856,842
Financials	9,556,032	26,476,630	—	36,032,662
Information Technology	6,738,144	9,096,017	—	15,834,161
Communication Services	8,300,339	3,013,544	—	11,313,883
Health Care	—	11,282,048	—	11,282,048
Consumer Staples	1,958,858	5,155,527	—	7,114,385
Materials	—	4,795,193	—	4,795,193
Industrials	—	2,602,831	—	2,602,831
Short-Term Investments
Joint Repurchase Agreements	—	1,939,512	—	1,939,512
Other Investment Companies	8,855,329	—	—	8,855,329
Total Investments in Securities	$68,884,745	$85,742,101	—	$154,626,846

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at January 31, 2020, was as follows:

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
China	40.7	Mexico	3.0
Denmark	2.7	Peru	0.7
France	1.7	Russia	4.3
Germany	6.3	South Africa	0.5
Hong Kong	3.9	South Korea	2.3
India	16.9	United Kingdom	0.4
Indonesia	1.0	United States	7.2
Italy	1.4		100.0
Japan	1.5
Macau	5.5

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received

$7,529,641	$1,939,512	$5,829,623	$7,769,135

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:

AMG GW&K Trilogy Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)

Collateral	Coupon	Maturity
Type	Range	Date Range

U. S. Treasury Obligations	0.000%-7.625%	02/15/20-11/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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